Loan commitments and financial guarantee contracts (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of loans commitments and financial guarantees contracts [Abstract]
Disclosure of detailed information about outstanding loans commitments and financial guarantees contracts [Text Block]
The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,	December 31,
	2018	2017
Documentary letters of credit	218,988	273,449
Stand-by letters of credit and guarantees - commercial risk	179,756	168,976
Credit commitments	103,143	45,578
Total loans commitments and financial guarantee contracts	501,887	488,003

Disclosure of detailed information about remaining maturity of outstanding loans commitments and financial guarantees contracts [Text Block]
The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,	December 31,
Maturities	2018	2017
Up to 1 year	434,544	457,168
From 1 to 2 years	200	257
From 2 to 5 years	67,143	30,000
More than 5 years	-	578
Total	501,887	488,003

Disclosure of detailed information about loans commitments and financial guarantees contracts classfied by credit quality indicators [Text Block]
Loan commitments and financial guarantee contracts classified by issuer’s credit quality indicators are as follows:

	December 31,	December 31,
Rating	2018	2017
1-4	94,724	120,275
5-6	158,864	113,271
7	248,299	254,457
Total	501,887	488,003

Disclosure of detailed information about breakdown of loans commitments and financial guarantees contracts exposure by country risk [Text Block]
The breakdown of the Bank’s loan commitments and financial guarantee contracts’ exposure by country risk is as follows:

	December 31,	December 31,
	2018	2017
Country:
Ecuador	247,225	252,800
Colombia	52,000	91,020
Brazil	50,000	-
Costa Rica	38,598	19,848
Panama	29,175	31,260
Mexico	22,731	35,643
Germany	18,000	-
Dominican Republic	16,500	-
Guatemala	15,293	11,788
Argentina	6,980	7,546
Peru	2,846	17,618
El Salvador	824	767
Uruguay	750	3,176
Canada	422	425
Bolivia	293	200
Honduras	250	890
Chile	-	15,000
Paraguay	-	22
Total	501,887	488,003

Disclosure of detailed information about allowance for credit losses related to loans commitments and financial guarantees contracts [Text Block]
The allowance for expected credit losses relating to loan commitments and financial guarantee contracts is as follows:

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2017	1,358	5,487	-	6,845
Transfer to lifetime expected credit losses	(31)	31	-	-
Transfer to credit-impaired financial instruments	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit loss	13	169	-	182
Financial instruments that have been derecognized during the year	(1,179)	(5,487)	-	(6,666)
New instruments originated or purchased	2,928	-	-	2,928
Allowance for expected credit losses as of December 31, 2018	3,089	200	-	3,289

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2016	1,143	4,633	-	5,776
Transfer to lifetime expected credit losses	(1)	1	-	-
Transfer to credit-impaired financial instruments	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit loss	(54)	853	-	799
Financial instruments that have been derecognized during the year	(971)	-	-	(971)
New instruments originated or purchased	1,241	-	-	1,241
Allowance for expected credit losses as of December 31, 2017	1,358	5,487	-	6,845

(1)	12-month expected credit losses.
(2)	Lifetime expected credit losses.
(3)	Credit-impaired financial assets (lifetime expected credit losses).